Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
EQUITY GRANT PRACTICES
We do not grant equity awards in anticipation of the release of material nonpublic information or time the release of material nonpublic information for the purpose of affecting the value of executive compensation. In the event material nonpublic information were to become known to the Committee before the grant of an equity award, the Committee would consider the information and use its business judgment to determine whether to delay the grant to avoid any appearance of impropriety.
We generally grant our annual LTI awards on the first day of March; special LTI awards are granted on the first day of March, June, September and December. In 2025, we did not grant any stock options, stock appreciation rights or similar option-like
instruments to our NEOs.

Award Timing Method	We generally grant our annual LTI awards on the first day of March; special LTI awards are granted on the first day of March, June, September and December. In 2025
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	In the event material nonpublic information were to become known to the Committee before the grant of an equity award, the Committee would consider the information and use its business judgment to determine whether to delay the grant to avoid any appearance of impropriety.